Statutory Prospectus Supplement dated February 29, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Institutional Class shares (the “Institutional Classes”) of the Funds listed below:

Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Conservative Allocation Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Plus Bond Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Growth Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Growth Allocation Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Money Market Fund
Invesco Pacific Growth Fund
Invesco Premium Income Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Structured Core Fund
Invesco Summit Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco U.S. Government Fund
Invesco Utilities Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund

Effective as of the opening of business on March 15, 2012, the following information replaces in its entirety the second paragraph and the Minimum Investments Table appearing under the heading “Fund Summaries – Purchase and Sale of Fund Shares” for each Fund listed in the prospectus:
“Initial investments in the Institutional Class of a Fund must be at least $10 million, regardless of whether such investment is made directly or through an omnibus account, unless such investment is made by an institutional investor that is (i) an investment company, as defined under the Investment Company Act of 1940, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, (ii) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, (iii) investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account, or (iv) a defined contribution or defined benefit plan making a minimum investment of at least $1 million in each Fund in which it invests. There is no minimum initial investment requirement for those institutional investors described in (i)—(iii) above.”
Effective as of the opening of business on March 15, 2012, the following information replaces in its entirety the three paragraphs appearing under the heading “Shareholder Account Information - Suitability for Investors” in the prospectus:
“The Institutional Class of the Fund is intended solely for use by institutional investors. The Institutional Class of the Fund is not intended for investments on behalf of individual high net worth investors. Initial investments in the Institutional Class of the Fund must be at least $10 million, regardless of whether such investment is made directly or through an omnibus account, unless such investment is made by an institutional investor that is (i) an investment company, as defined under the Investment Company Act of 1940, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, (ii) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, (iii) investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account, or (iv) a defined contribution or defined benefit plan making a minimum investment of at least $1 million in each Fund in which it invests. There is no minimum initial investment requirement for those institutional investors described in (i)—(iii) above. A family of investment companies means any two or more investment companies registered under the Investment Company Act of 1940, as amended, that have the same investment adviser.
Institutional investors eligible for the Institutional Class of the Fund are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), (b) or (c) of the Internal Revenue Code. Defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization.”
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Effective as of the opening of business on March 15, 2012, the following information replaces in its entirety the paragraph appearing under the heading “Shareholder Account Information - Purchasing Shares” in the prospectus:
“Shareholders invested in the Institutional Class of the Fund are eligible only for institutional level of services, which generally means the processing of no more than one net transaction each day. If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.”
Effective as of the opening of business on March 15, 2012, the Minimum Investments Table appearing under the heading “Shareholder Account Information - Shares Sold Without Sales Charge” in the prospectus is hereby deleted in its entirety.
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Statutory Prospectus Supplement dated February 29, 2012
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, A2, A5, B, B5, C, C5, P, R, R5, S, Y, Invesco Cash Reserve and Investor class shares (the “Retail Classes) of the Funds listed below:

Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco California Tax-Free Income Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Conservative Allocation Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Plus Bond Fund
Invesco Developing Markets Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Emerging Markets Equity Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Leisure Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Pacific Growth Fund
Invesco Premium Income Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Structured Core Fund
Invesco Summit Fund
Invesco Tax-Exempt Cash Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco U.S. Mid Cap Value Fund
Invesco Utilities Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio

Effective March 15, 2012, the following information replaces in its entirety the last bullet in the Class Y column of the Share Class Table appearing under the heading “Shareholder Account Information- Choosing a Share Class” and the first paragraph appearing under the heading “Shareholder Account Information – Share Class Eligibility – Class Y Shares” in the prospectus:
“Class Y shares are generally available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) defined contribution plans, defined benefit retirement plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iii) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.”
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